Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of comprehensive income
Net income for the year	R$ 1,166,284	R$ 1,292,300	R$ 1,367,025
Other comprehensive income that may be reclassified to the statement of income in subsequent periods
Loss on financial assets through OCI	(117)	959	(425)
Loss on investments designated at fair value through OCI	411	(421)	(42)
Income tax and social contribution	(140)	143	14
Net other comprehensive income for the year	1,166,438	1,292,981	1,366,572
Attributable to
Equity holders of the parent	1,166,256	1,292,339	1,365,144
Non-controlling interests	182	642	1,428
Net income for the year	R$ 1,166,438	R$ 1,292,981	R$ 1,366,572